JOINT VENTURE AGREEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
JOINT VENTURE AGREEMENT [Abstract]
JOINT VENTURE AGREEMENT

NOTE 8 - JOINT VENTURE AGREEMENT

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Through  March 31,  2014,  the  Company has paid a total of $163,456 in costs to drill an oil and gas well in  Archer  County  Texas as part of the JV  Agreement entered into between the Company and Holms Energy  Development Corp. The Company

will  receive  revenues  and be  responsible  for 49% of the  costs to drill and complete each well the Company  elects to participate in on such leases that are part of the JV Agreement.

NOTE 9 - JOINT VENTURE AGREEMENT

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At  December  31,  2013 and  2012,  the  Company  paid  $163,456  and  $134,000,

respectively  in costs to drill an oil and gas well in  Archer  County  Texas as part of the JV Agreement  entered into between the Company and HEDC. The Company will  receive  revenues  and be  responsible  for 49% of the  costs to drill and complete each well the Company  elects to participate in on such leases that are part of the JV Agreement.